Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of revenues, significant segment expenses, and segment profit

The following table presents the revenues, significant segment expenses, and segment profit for the six months ended June 30, 2025 and 2024.

	As of
	June 30, 2025	June 30, 2024
	(Unaudited)	(Audited)

Revenues	$114,620,785	$74,192,974
Cost of revenues	(112,551,139)	(72,733,991)
Selling and marketing expenses	(478,825)	(259,282)
General and administrative expenses	(1,406,391)	(1,090,393)
Other income, net	14,047	5,477
Income from operation	$198,477	$114,785